Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
A summary of the Bancorp’s stock option activity for 2013 and 2012 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	40,500	$25.30
Granted	-	-
Exercised	-	-
Forfeited or expired	(14,550)	22.15
Outstanding at end of year	25,950	$27.06	0.7	$-
Vested or expected to vest	25,950	$27.06	0.7	$-
Exercisable at December 31, 2012	24,950	$27.01	0.5	$-

Outstanding at January 1, 2013	25,950	27.06
Granted	-	-
Exercised	-	-
Forfeited or expired	(19,600)	26.17
Outstanding at end of year	6,350	$29.82	0.5	$-
Vested or expected to vest	6,350	$29.82	0.5	$-
Exercisable at December 31, 2013	6,350	$29.82	0.5	$-

Nonvested Restricted Stock Shares Activity [Table Text Block]
A summary of changes in the Bancorp’s non-vested restricted stock for 2013 and 2012 follows:

Non-vested Shares	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	3,750	$25.72
Granted	-	-
Vested	(350)	29.75
Forefited	-	$-
Non-vested at December 31, 2012	3,400	20.15

Non-vested at January 1, 2013	3,400	$20.15
Granted	8,450	22.49
Vested	(600)	27.25
Forefited	(150)	21.00
Non-vested at December 31, 2013	11,100	$21.54